DISCONTINUED OPERATIONS - Net Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Operating cash flows	$ 0	$ 0	$ (57)
Financing cash flows	0	0	(3,116)
Investing cash flows	0	0	3,839
Net cash flows	$ 0	$ 0	$ 666